INTANGIBLE ASSETS AND GOODWILL - Summary of the Carrying Amounts of Intangible Assets and Goodwill (Details) € in Millions	6 Months Ended
Jun. 30, 2023 EUR (€)
Intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	€ 12,505
Additions	40
Amortisation expense	(53)
Disposals	0
Transfers and reclassifications	(1)
Currency translation adjustments	(172)
Balance at end of period	12,319
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	4,600
Additions	0
Amortisation expense	0
Disposals	0
Transfers and reclassifications	0
Currency translation adjustments	(117)
Balance at end of period	€ 4,483